SCHEDULE OF FORTH REPORTING REVENUE INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total		$ 497	$ 550	$ 120
ISRAEL
Total		250	220
JAPAN
Total		172	150
UNITED STATES
Total		40	165	120
Other [Member]
Total	[1]	$ 35	$ 15

[1]	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.